Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents (including restricted cash of $8 and $16, respectively)	$ 236	$ 172
Short-term investments	0	7
Accounts receivable (net of allowance for doubtful accounts of $15 and $14, respectively)	450	591
Inventories:
Finished and in-process goods	218	290
Raw materials and supplies	90	110
Other current assets	53	73
Total current assets	1,047	1,243
Investments in unconsolidated entities	36	48
Deferred Income Taxes	13	18
Other assets, net	48	53
Property and equipment
Land	84	89
Buildings	296	302
Machinery and equipment	2,406	2,419
Property, plant and equipment, gross	2,786	2,810
Less accumulated depreciation	(1,735)	(1,755)
Property, plant and equipment, net	1,051	1,055
Goodwill	122	119
Other intangible assets, net	65	81
Total assets	2,382	2,617
Current liabilities
Accounts and drafts payable	386	426
Debt payable within one year	80	99
Interest payable	82	82
Income taxes payable	15	12
Accrued payroll and incentive compensation	78	67
Other current liabilities	123	135
Total current liabilities	764	821
Long-term liabilities
Long-term debt	3,698	3,678
Long-term pension and post employment benefit obligations	224	278
Long-term deferred income taxes	12	19
Other long-term liabilities	161	171
Total liabilities	4,859	4,967
Deficit
Common stock—$0.01 par value; 300,000,000 shares authorized, 170,605,906 issued and 82,556,847 outstanding at December 31, 2015 and 2014	1	1
Paid-in capital	526	526
Treasury stock, at cost—88,049,059 shares	(296)	(296)
Accumulated other comprehensive income	(15)	73
Accumulated deficit	(2,692)	(2,652)
Total Momentive Specialty Chemicals Inc. shareholder’s deficit	(2,476)	(2,348)
Noncontrolling interest	(1)	(2)
Total deficit	(2,477)	(2,350)
Total liabilities and deficit	$ 2,382	$ 2,617